Long-Term Borrowings (Details) - USD ($)	Dec. 31, 2024	Jun. 20, 2024	May 21, 2024	Jan. 31, 2024	Dec. 31, 2023	Sep. 08, 2023	Jun. 27, 2023	Dec. 31, 2022	May 23, 2022	Dec. 31, 2021
Long-Term Borrowings
Outstanding Loan Balance	$ 651,628,487				$ 698,486,364
Unamortized Deferred Financing Fees	6,062,278				5,237,416
Total	645,566,209				693,248,948
Other lease liabilities	80,838				33,738
Total	$ 645,647,047				$ 693,282,686			$ 739,035,681		$ 576,996,269
SOFR
Long-Term Borrowings
Adjustment to interest rate basis	2.41%
$34.7 Million Secured Term Loan Facility | SOFR
Long-Term Borrowings
Adjustment to interest rate basis				1.75%
$34.7 Million Secured Term Loan Facility | Milos
Long-Term Borrowings
Outstanding Loan Balance	$ 32,525,000
Unamortized Deferred Financing Fees	163,529
Total	$ 32,361,471
$34.7 Million Secured Term Loan Facility | Milos | SOFR
Long-Term Borrowings
Adjustment to interest rate basis	1.75%
$31.1 Million Secured Term Loan Facility | SOFR
Long-Term Borrowings
Adjustment to interest rate basis		1.60%
$31.1 Million Secured Term Loan Facility | Poliegos
Long-Term Borrowings
Outstanding Loan Balance	$ 29,554,500
Unamortized Deferred Financing Fees	278,190
Total	$ 29,276,310
$31.1 Million Secured Term Loan Facility | Poliegos | SOFR
Long-Term Borrowings
Adjustment to interest rate basis	1.60%
$113.0 Million Secured Term Loan Facility | SOFR
Long-Term Borrowings
Adjustment to interest rate basis							1.90%
$113.0 Million Secured Term Loan Facility | Kimolos
Long-Term Borrowings
Outstanding Loan Balance	$ 29,500,000
Unamortized Deferred Financing Fees	136,181
Total	$ 29,363,819
$113.0 Million Secured Term Loan Facility | Kimolos | SOFR
Long-Term Borrowings
Adjustment to interest rate basis	1.90%
$113.0 Million Secured Term Loan Facility | Folegandros
Long-Term Borrowings
Outstanding Loan Balance	$ 29,500,000
Unamortized Deferred Financing Fees	136,181
Total	$ 29,363,819
$113.0 Million Secured Term Loan Facility | Folegandros | SOFR
Long-Term Borrowings
Adjustment to interest rate basis	1.90%
$113.0 Million Secured Term Loan Facility | Nissos Keros
Long-Term Borrowings
Outstanding Loan Balance	$ 40,800,000
Unamortized Deferred Financing Fees	188,352
Total	$ 40,611,648
$113.0 Million Secured Term Loan Facility | Nissos Keros | SOFR
Long-Term Borrowings
Adjustment to interest rate basis	1.90%
$84.0 Million Secured Term Loan Facility | SOFR
Long-Term Borrowings
Adjustment to interest rate basis						1.85%
$84.0 Million Secured Term Loan Facility | Nissos Sikinos
Long-Term Borrowings
Outstanding Loan Balance	$ 38,062,500
Unamortized Deferred Financing Fees	256,324
Total	$ 37,806,176
$84.0 Million Secured Term Loan Facility | Nissos Sikinos | SOFR
Long-Term Borrowings
Adjustment to interest rate basis	1.85%
$84.0 Million Secured Term Loan Facility | Nissos Sifnos
Long-Term Borrowings
Outstanding Loan Balance	$ 38,062,500
Unamortized Deferred Financing Fees	257,933
Total	$ 37,804,567
$84.0 Million Secured Term Loan Facility | Nissos Sifnos | SOFR
Long-Term Borrowings
Adjustment to interest rate basis	1.85%
$167.5 Million Sale and Leaseback Agreements | Nissos Rhenia
Long-Term Borrowings
Outstanding Loan Balance	$ 51,947,183
Unamortized Deferred Financing Fees	856,267
Total	$ 51,090,916
$167.5 Million Sale and Leaseback Agreements | Nissos Rhenia | SOFR
Long-Term Borrowings
Adjustment to interest rate basis	5.55%
$167.5 Million Sale and Leaseback Agreements | Nissos Despotiko
Long-Term Borrowings
Outstanding Loan Balance	$ 52,311,372
Unamortized Deferred Financing Fees	870,786
Total	$ 51,440,586
$167.5 Million Sale and Leaseback Agreements | Nissos Despotiko | SOFR
Long-Term Borrowings
Adjustment to interest rate basis	5.55%
$125.7 Million Secured Term Loan Facility | SOFR
Long-Term Borrowings
Adjustment to interest rate basis			1.65%						2.50%
$125.7 Million Secured Term Loan Facility | Nissos Donoussa
Long-Term Borrowings
Outstanding Loan Balance	$ 55,135,000
Unamortized Deferred Financing Fees	1,173,326
Total	$ 53,961,674
$125.7 Million Secured Term Loan Facility | Nissos Donoussa | SOFR
Long-Term Borrowings
Adjustment to interest rate basis	1.65%
$60.0 Million Secured Term Loan Facility | SOFR
Long-Term Borrowings
Adjustment to interest rate basis			1.40%
$60.0 Million Secured Term Loan Facility | Nissos Kythnos
Long-Term Borrowings
Outstanding Loan Balance	$ 57,918,646
Unamortized Deferred Financing Fees	213,615
Total	$ 57,705,031
$60.0 Million Secured Term Loan Facility | Nissos Kythnos | SOFR
Long-Term Borrowings
Adjustment to interest rate basis	1.40%
$73.5 Million Sale and Leaseback Agreements | Nissos Anafi
Long-Term Borrowings
Outstanding Loan Balance	$ 69,908,661
Unamortized Deferred Financing Fees	298,125
Total	$ 69,610,536
$73.5 Million Sale and Leaseback Agreements | Nissos Anafi | SOFR
Long-Term Borrowings
Adjustment to interest rate basis	1.90%
$194.0 Million Sale and Leaseback Agreements | Nissos Kea
Long-Term Borrowings
Outstanding Loan Balance	$ 62,746,875
Unamortized Deferred Financing Fees	584,414
Total	$ 62,162,461
$194.0 Million Sale and Leaseback Agreements | Nissos Kea | SOFR
Long-Term Borrowings
Adjustment to interest rate basis	2.00%
$194.0 Million Sale and Leaseback Agreements | Nissos Nikouria
Long-Term Borrowings
Outstanding Loan Balance	$ 63,656,250
Unamortized Deferred Financing Fees	649,055
Total	$ 63,007,195
$194.0 Million Sale and Leaseback Agreements | Nissos Nikouria | SOFR
Long-Term Borrowings
Adjustment to interest rate basis	2.00%